Risk management and concentrations of risk - Fair value of derivative instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	$ (6,373)	$ (6,945)
Derivative Liability, Noncurrent	(12,836)	(19,530)
Interest rate swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Current	0	0
Derivative Asset, Noncurrent	0	0
Derivative Liability, Current	(6,373)	(6,945)
Derivative Liability, Noncurrent	$ (12,836)	$ (19,530)